Preference shares (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Preference Shares [Abstract]
Disclosure of preferred share liability [Table Text Block]
	December 31, 2021	December 31, 2020
Opening preference share liability	$517,773	$449,287
Dividends accrued	30,495	30,495
Accretion	110,855	37,991
Settlement of dividends through issuance of common shares (Note 13)	(47,737)	-
Exercisable, December 31, 2021 and 2020	$611,386	$517,773